Schedule of Unrealized Net Capital Gains and Losses (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Fair value
Fixed income securities	$ 290,882	$ 330,559
Short-term investments	55,959	24,203
Gross unrealized Gains
Fixed income securities	10,004	21,264
Short-term investments	1	1
Gross unrealized Losses
Fixed income securities	(4,050)	(29)
Short-term investments	(1)
Unrealized net gains (losses)
Fixed income securities	5,954	21,235
Short-term investments		1
Unrealized net capital gains and losses, pre-tax	5,954	21,236
Deferred income taxes	(2,084)	(7,433)
Unrealized net capital gains and losses, after-tax	$ 3,870	$ 13,803